WINTON SERIES TRUST

                         WINTON GLOBAL EQUITY PORTFOLIO
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 9, 2016
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2016
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the Prospectus is supplemented as follows:

     1. Matthew Beddall no longer serves as portfolio manager for the Fund. Therefore, all references to Mr. Beddall are deleted.

     2. All references to "Winton Capital Group Limited" are deleted and replaced with "Winton Group Limited".

     3. The first paragraph under the heading "Related Performance Data of Comparable Accounts" is deleted and replaced with the following:

               Winton Capital Management Limited, which, like the Adviser, is a subsidiary of Winton Group Limited, advises one or more other accounts pursuant to investment objectives, policies and strategies that are substantially similar to those of the Fund.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WIN-SK-005-0100

                              WINTON SERIES TRUST

                        WINTON EUROPEAN EQUITY PORTFOLIO
                          WINTON U.S. EQUITY PORTFOLIO
                     WINTON INTERNATIONAL EQUITY PORTFOLIO
                                 (THE "FUNDS")

                       SUPPLEMENT DATED NOVEMBER 9, 2016
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2016
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the Prospectus is supplemented as follows:

     1. Matthew Beddall no longer serves as portfolio manager for the Funds. Therefore, all references to Mr. Beddall are deleted.

     2. All references to "Winton Capital Group Limited" are deleted and replaced with "Winton Group Limited".

     3. The first paragraph under the heading "Related Performance Data of Comparable Accounts" is deleted and replaced with the following:

               With respect to each Fund, Winton Capital Management Limited, which, like the Adviser, is a subsidiary of Winton Group Limited, advises one or more other account(s) (each a "Comparable Account") pursuant to investment objectives, policies and strategies that are substantially similar to those of such Fund.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WIN-SK-006-0100

                              WINTON SERIES TRUST
                                 (THE "TRUST")

                         WINTON GLOBAL EQUITY PORTFOLIO
                        WINTON EUROPEAN EQUITY PORTFOLIO
                          WINTON U.S. EQUITY PORTFOLIO
                     WINTON INTERNATIONAL EQUITY PORTFOLIO
                                 (THE "FUNDS")

                       SUPPLEMENT DATED NOVEMBER 9, 2016
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
          IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective immediately, the SAI is supplemented as follows:

     1. Matthew Beddall no longer serves as portfolio manager for the Funds. Therefore, all references to Mr. Beddall are deleted.

     2. All references to "Winton Capital Group Limited" and "WCG" are deleted and replaced with "Winton Group Limited" and "WGL", respectively.

     3. On June 9, 2016, the Board of Trustees of the Trust (the "Board") appointed one new independent Trustee, Mr. Jay C. Nadel, to the Board and its Audit Committee and Governance Committee, and the Audit Committee appointed Mr. Nadel as its Chairman. Accordingly, the "Trustees and Officers of the Fund" section is amended and supplemented as follows:

               a. The first paragraph under the "Members of the Board" heading is hereby deleted and replaced with the following:

                    There are five members of the Board of Trustees, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Mr. Doran, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

               b. The following row is added to the "Independent Trustees" section of the table under the "Members of the Board" heading:

------------------------------------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL
NAME AND YEAR OF                                             OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                POSITION WITH TRUST              IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel             Trustee                        Self-Employed                Current Directorships: Trustee of
(Born: 1958)             (since 2016)                   Consultant since 2004.       City National Rochdale Funds,
                                                                                     The Advisors' Inner Circle Fund III,
                                                                                     Winton Diversified Opportunities Fund
                                                                                     (closed-end investment company)
                                                                                     and Gallery Trust. Director of
                                                                                     Lapolla Industries, Inc.

                                                                                     Former Directorships: Trustee of
                                                                                     Rochdale Investment Trust to 2013.
------------------------------------------------------------------------------------------------------------------------------------

               c. The following paragraph is added under the "Individual Trustee Qualifications" heading:

                    The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

               d. The fourth and fifth sentences in the "Audit Committee" section under the "Board Committees" heading are deleted and replaced with the following:

                    Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as the Chairman of the Audit Committee.

               e. The fourth sentence in the "Governance Committee" section under the "Board Committees" heading is deleted and replaced with the following:

                    Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee.

               f. The following row is added to the "Independent Trustees" section of the table under the "Fund Shares Owned by Board Members" heading:

-------------------------------------------------------------------------------------------------
                                                         AGGREGATE DOLLAR RANGE OF SHARES
    NAME          DOLLAR RANGE OF FUND SHARES(1)       (ALL FUNDS IN THE FUND COMPLEX) (1,2)
-------------------------------------------------------------------------------------------------
Jay C. Nadel                   None                                   None
-------------------------------------------------------------------------------------------------

               g. The following row is hereby added to the "Independent Trustees" section of the table under the "Board Compensation" heading:

------------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR
                                                         RETIREMENT                                        TOTAL
                                                      BENEFITS ACCRUED     ESTIMATED ANNUAL            COMPENSATION
                           AGGREGATE COMPENSATION        AS PART OF         BENEFITS UPON            FROM THE TRUST AND
NAME                           FROM THE TRUST           TRUST EXPENSES        RETIREMENT              FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel(3)                      $0                      N/A                 N/A             $0 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------

(3)    Joined the Board on June 9, 2016.

     4. The following is inserted as a new fourth paragraph under the "Brokerage with Fund Affiliates" heading in the "Fund Transactions" section:

               On June 6, 2016, it was announced that the GS Shareholder had agreed to sell all of its interests in WGL, directly or indirectly, to Affiliated Managers Group, Inc. This transaction closed on October 4, 2016.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WIN-SK-007-0100